Share-based Compensation - RSUs activity (Details) - Restricted Share Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Outstanding at the beginning	11,638,750	3,050,000
Granted	1,181,000	10,205,500	3,217,000
Vested	(2,276,875)	(346,000)
Forfeited	(1,219,750)	(1,270,750)	(167,000)
Outstanding at the end	9,323,125	11,638,750	3,050,000
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	$ 3.51	$ 8.80
Granted (in dollars per share)	1.79	2.58	$ 8.95
Vested (in dollars per share)	4.76	6.68
Forfeited (in dollars per share)	4.34	7.80	11.80
Outstanding at the end (in dollars per share)	$ 2.88	$ 3.51	$ 8.80
Unrecognized share-based compensation expense	$ 20,695	$ 33,197
Weighted-average vesting period	2 years 7 months 9 days	3 years 4 months 24 days